Fair Value of Financial Instruments - Adjusted Historical Cost (Detail) € in Millions		May 01, 2017 USD ($)	Mar. 03, 2017 USD ($)	Nov. 25, 2018 USD ($)	Nov. 26, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Apr. 27, 2015 USD ($)
Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate				5.00%			5.00%
Face amount							$ 500,000,000
Senior notes [Member] | 3.375% Senior Notes Due 2027 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate				3.375%		3.375%
Face amount | €						€ 475.0
Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate			6.875%	6.875%
Extinguishment of debt		$ 154,700,000	$ 370,300,000
Recurring [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost				$ 32,470,000	$ 38,727,000
Total financial liabilities carried at adjusted historical cost				1,057,961,000	1,083,183,000
Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	[1]			487,272,000	485,419,000
Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 3.375% Senior Notes Due 2027 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	[1],[2]			538,219,000	559,037,000
Recurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost				32,470,000	38,727,000
Total financial liabilities carried at adjusted historical cost				1,057,482,000	1,136,178,000
Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	[1]			478,774,000	507,185,000
Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 3.375% Senior Notes Due 2027 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	[1],[2]			$ 546,238,000	$ 590,266,000

[1]	Fair values are estimated using Level 1 inputs and incorporate mid-market price quotes. Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
[2]	On February 28, 2017, the Company issued €475 million in aggregate principal amount of 3.375% senior notes due 2027. On March 3, 2017, the Company completed a cash tender offer for $370.3 million of the 6.875% senior notes due 2022 and the remaining $154.7 million was called on March 31, 2017 for redemption on May 1, 2017. See Note 6 for additional information.